Financial assets at amortized cost (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 430,852	$ 158,709
Negotiable Instruments [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 10,199